Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Combined capital CNY (¥)	Additional paid- in capital CNY (¥)	Other reserves CNY (¥)	Accumulated losses CNY (¥)
Beginning balance at Dec. 31, 2019	¥ 24,073		¥ 0	¥ 79,604		¥ (55,531)
Comprehensive loss
Net loss for the year	(77,897)					(77,897)
Total comprehensive loss for the year	(77,897)					(77,897)
Transactions with equity holders:
Contribution from a controlling shareholder	68,382			68,382
Ending balance at Dec. 31, 2020	14,558		0	147,986	0	(133,428)
Comprehensive loss
Net loss for the year	(260,462)					(260,462)
Total comprehensive loss for the year	(260,462)					(260,462)
Transactions with equity holders:
Contribution from a controlling shareholder	264,555		0	264,555
Share-based compensation from controlling shareholder ESOP	10,788			10,788
Ending balance at Dec. 31, 2021	29,439			423,329		(393,890)
Comprehensive loss
Net loss for the year	(5,637,365)	$ (817,342)		0		(5,637,365)
Other comprehensive loss	(35,201)	(5,104)			(35,201)	0
Fair value change on equity investment designated at fair value through other comprehensive loss, net of tax	(10,143)				(10,143)	0
Currency translation differences	(25,058)				(25,058)	0
Total comprehensive loss for the year	(5,672,566)	(822,446)		0	(35,201)	(5,637,365)
Transactions with equity holders:
Subdivision of shares	0		110,375	(110,375)
Issuance of share capital	3,943,584		25,910	3,917,674
Deemed issuance of shares upon the Merger transaction	1,891,984		10,226	1,881,758
Exercise of option	5,422		219	5,203
Contribution from a controlling shareholder	27,179			27,179
Share-based payments from the controlling shareholder	195,669			195,669
Share-based compensation from controlling shareholder ESOP	18,163			18,163
Ending balance at Dec. 31, 2022	¥ 438,874	$ 63,629	¥ 146,730	¥ 6,358,600	¥ (35,201)	¥ (6,031,255)